UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Ready Assets U.S. Treasury Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Ready Assets
U.S. Treasury Money Fund, 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2011

Date of reporting period: 10/31/2010

Item 1 – Report to Stockholders

Semi-Annual Report (Unaudited)

Ready Assets U.S. Treasury Money Fund

Ready Assets U.S.A. Government Money Fund

October 31, 2010

Not FDIC Insured • No Bank Guarantee • May Lose Value

2 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Dear Shareholder

The global economic recovery that began in 2009 has continued on its choppy course this year, delivering mixed but slowly improving economic data and gradual if uneven improvement of investor sentiment. The risks of a double-dip recession continue to recede, but the economy remains mired in a slow-growth environment. In the United States, the National Bureau of Economic Research declared that the “Great Recession” ended in June 2009.
Spanning December 2007 to June 2009, this marked the longest reported recession since the Great Depression. Structural problems of ongoing deleveraging and weak spending among businesses and households weigh heavily on the pace of economic growth. The unemployment rate remains stubbornly high in the face of sluggish job gains in the private sector. The US dollar, along with other developed market currencies, has experienced devaluation resulting from aggressively easy monetary and fiscal policies. Given these long-standing conditions, the Federal Reserve Board has announced that additional policy action will be taken to combat deflation and unemployment and promote economic growth.

The high levels of volatility experienced in global equity markets throughout 2009 continued into 2010 as mixed economic data and lingering credit issues caused stocks to trade in both directions, but by the end of the first quarter, most markets had managed to post gains. The second quarter, in contrast, brought higher levels of volatility and a “flight to quality” as investor sentiment was dominated by fears of a double-dip recession. Global equity markets saw negative quarterly returns — and for many markets, the first significant downturn since the bull market began in March 2009. In the third quarter, economic data turned less negative and strong corporate earnings reports became increasingly consistent. These factors, along with attractive valuations and expectations for additional quantitative easing, drove equity markets higher, with most markets recapturing their second quarter losses. Stocks continued their rally into the beginning of the fourth quarter, closing out the 12-month period in positive territory. International equities posted gains on both a six- and 12-month basis. In the United States, both large and small cap equities posted robust gains for the
12-month period, while on a six-month basis, large cap stocks remained relatively flat and small caps turned slightly negative.

In fixed income markets, yields fluctuated but declined significantly over the past 12 months amid heightened uncertainty. Weak economic data, lingering credit problems and, near the end of the period, the expectation of additional quantitative easing drove interest rates lower and bond prices higher. Treasuries rallied over the period, modestly outperforming the credit spread sectors of the market. Corporate credit spreads benefited from the low interest rate environment and high yield fixed income became increasingly attractive due to declining default rates and better-than-expected results on European bank stress tests. Tax-exempt municipal bonds performed well over the 12-month period, driven primarily by technical factors including favorable supply-and-demand dynamics.

Cash investments, as represented by the 3-month Treasury bill, returned only a fraction over 0% for the 12-month period as short-term interest rates remained low. Yields on money market securities remain near all-time lows.

Against this backdrop, the major market averages posted the following returns:
Total Returns as of October 31, 2010	6-month	12-month
US large cap equities (S&P 500 Index)	0.74%	16.52%
US small cap equities (Russell 2000 Index)	(1.24)	26.58
International equities (MSCI Europe, Australasia, Far East Index)	5.74	8.36
3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.08	0.12
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	10.63	10.03
US investment grade bonds (Barclays Capital US Aggregate Bond Index)	5.33	8.01
Tax-exempt municipal bonds (Barclays Capital Municipal Bond Index)	3.95	7.78
US high yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	6.73	19.10

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As global economic conditions continue to improve, investors across the world continue to face uncertainty about the future of economic growth.
Through periods of uncertainty, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning
Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Information as of October 31, 2010

Current Seven-Day Yields
	7-Day	7-Day
	SEC Yields	Yields
Ready Assets U.S. Treasury Money Fund	0.00%	0.01%
Ready Assets U.S.A. Government Money Fund	0.00%	0.01%
The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.
Past performance is not indicative of future results.

Portfolio Composition
Percent of
Ready Assets U.S. Treasury Money Fund	Net Assets
U.S. Treasury Obligations	100%
Percent of
Ready Assets U.S.A. Government Money Fund	Net Assets
Repurchase Agreements	71%
U.S. Treasury Obligations	29
Total	100%

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on May 1, 2010 and held through October 31, 2010) is intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corre-
sponding to their Fund under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ share-
holder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypotheti-
cal example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning differ-
ent funds. If these transactional expenses were included, shareholder expenses would have been higher.

		Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending		Annualized
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid	Expense
	May 1, 2010	October 31, 2010 During the Period[1]		May 1, 2010	October 31, 2010 During the Period[1]		Ratio
Ready Assets U.S.
Treasury Money
Fund	$1,000.00	$1,000.00	$0.86	$1,000.00	$1,024.34	$0.87	0.17%
Ready Assets U.S.A.
Government
Money Fund	$1,000.00	$1,000.00	$1.06	$1,000.00	$1,024.14	$1.07	0.21%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
2 Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

4 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

Ready Assets U.S. Treasury Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.12% — 0.25%, 11/04/10	$ 35,544	$ 35,543,480
0.14% — 0.23%, 11/12/10	37,907	37,905,052
0.14% — 0.16%, 11/18/10	39,266	39,263,238
0.14% — 0.16%, 11/26/10	35,019	35,015,430
0.14%, 12/02/10	18,552	18,549,764
0.14% — 0.15%, 12/09/10	21,712	21,708,667
0.14%, 12/16/10	10,000	9,998,250
0.15%, 12/23/10	10,000	9,997,833
0.13%, 1/06/11	30,000	29,992,850
0.13%, 1/13/11	25,000	24,993,410
0.14%, 1/20/11	17,889	17,883,435
0.13% — 0.20%, 1/27/11	30,020	30,007,127
0.19%, 3/03/11	4,000	3,997,397
0.18%, 3/10/11	4,000	3,997,420
0.19%, 3/17/11	10,000	9,992,822
0.24%, 7/28/11	7,948	7,933,902
Total U.S. Treasury Obligations — 100.3%		336,780,077
Total Investments (Cost - $336,780,077*) — 100.3%		336,780,077
Liabilities in Excess of Other Assets — (0.3)%		(963,622)
Net Assets — 100.0%		$ 335,816,455

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Treasury
Obligations	—	$336,780,077	—	$336,780,077

Portfolio Abbreviation

STRIPS Separately Traded Registered Interest and Principal of Securities

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Schedule of Investments October 31, 2010 (Unaudited)

Ready Assets U.S.A. Government Money Fund
(Percentages shown are based on Net Assets)

	Par
U.S. Treasury Obligations (a)	(000)	Value
U.S. Treasury Bills:
0.23%, 11/18/10	$ 5,000	$ 4,999,457
0.21%, 1/06/11	5,000	4,998,102
0.30%, 7/28/11	4,000	3,991,063
0.26%, 8/25/11	4,000	3,991,437
0.23%, 10/20/11	5,000	4,988,724
Total U.S. Treasury Obligations — 28.5%		22,968,783
Repurchase Agreements
Banc of America Securities LLC, 0.19%, 11/03/10
(purchased on 10/28/10 to be repurchased at
$11,000,348, collateralized by U.S. Treasury Notes,
7.50% due 11/15/24, par and fair value of $7,393,900
and $11,220,061, respectively)	11,000	11,000,000
Citigroup Global Markets, Inc., 0.19%, 11/03/10
(purchased on 10/28/10 to be repurchased at
$11,000,348, collateralized by U.S. Treasury Notes,
1.38% due 9/15/12, par and fair value of
$10,992,100 and $11,220,002, respectively)	11,000	11,000,000
Credit Suisse Securities, (USA), LLC, 0.21%,
11/01/10 (purchased on 10/29/10 to be
repurchased at $12,000,210, collateralized by
U.S. Treasury Inflation Index Notes, 2.00% due
1/15/14, par and fair value of $9,515,000 and
$12,244,843, respectively)	12,000	12,000,000
Deutsche Bank Securities, Inc., 0.20%, 11/03/10
(purchased on 10/27/10 to be repurchased at
$11,000,428, collateralized by U.S. Treasury STRIPS,
due 8/15/28, par and fair value of $23,125,438 and
$11,220,000, respectively)	11,000	11,000,000
HSBC Securities, (USA), Inc., 0.21%, 11/01/10
(purchased on 10/29/10 to be repurchased at
$12,360,216, collateralized by U.S. Treasury Inflation
Index Notes, 0.63% due 4/15/13, par and fair value
of $11,795,000 and $12,610,000, respectively)	12,360	12,360,000
Total Repurchase Agreements — 71.3%		57,360,000
Total Investments (Cost — $80,328,783*) — 99.8%		80,328,783
Other Assets Less Liabilities — 0.2%		138,544
Net Assets — 100.0%		$ 80,467,327

* Cost for federal income tax purposes.
(a) Rates shown are discount rates or a range of discount rates paid at the time of purchase.

• Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the
Fund's own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to
Financial Statements.
The following table summarizes the inputs used as of October 31, 2010 in deter-
mining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Repurchase
Agreements	—	$ 57,360,000	—	$ 57,360,000
U.S. Treasury
Obligations	—	22,968,783	—	22,968,783
Total	—	$ 80,328,783	—	$ 80,328,783

See Notes to Financial Statements.

6 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Assets and Liabilities
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
October 31, 2010 (Unaudited)	Money Fund	Money Fund
Assets
Investments at value — unaffiliated[1]	$ 336,780,077	$ 22,968,783
Repurchase agreements at value — unaffiliated[2]	—	57,360,000
Cash	664	787
Capital shares sold receivable	283,800	1,021,155
Receivable from advisor	—	6,469
Interest receivable	—	1,313
Prepaid expenses	46,413	15,039
Total assets	337,110,954	81,373,546
Liabilities
Capital shares redeemed payable	1,208,201	836,086
Investment advisory fees payable	26,586	—
Other affiliates payable	2,456	568
Officer's and Trustees' fees payable	102	23
Income dividends payable	—	3
Other accrued expenses payable	57,154	69,539
Total liabilities	1,294,499	906,219
Net Assets	$ 335,816,455	$ 80,467,327
Net Assets Consist of
Paid-in capital	$ 335,813,713	$ 80,466,734
Accumulated net realized gain	2,742	593
Net Assets, $1.00 net asset value per share	$ 335,816,455	$ 80,467,327
[1] Investments at cost — unaffiliated	$ 336,780,077	$ 22,968,783
[2] Repurchase agreements at cost — unaffiliated	—	$ 57,360,000
Shares issued and outstanding, unlimited shares authorized, $0.10 par value	335,813,713	80,466,734

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Operations
		Ready Assets
	Ready Assets	U.S.A.
	U.S. Treasury	Government
Six Months Ended October 31, 2010 (Unaudited)	Money Fund	Money Fund
Investment Income
Interest	$ 317,906	$ 88,428
Expenses
Investment advisory	933,025	190,515
Distribution	233,211	53,067
Transfer agent	45,711	51,582
Professional	35,091	44,963
Registration	26,201	25,604
Printing	22,818	11,103
Accounting services	17,417	5,951
Custodian	8,946	7,272
Officer and Trustees	6,732	2,768
Miscellaneous	12,834	8,678
Total expenses	1,341,986	401,503
Less fees waived by advisor	(790,869)	(190,515)
Less distribution fees waived	(233,211)	(53,067)
Less expenses reimbursed by advisor	—	(69,493)
Total expenses after fees waived	317,906	88,428
Net investment income	—	—
Realized Gain
Net realized gain from investments	2,467	491
Net Increase in Net Assets Resulting from Operations	$ 2,467	$ 491

See Notes to Financial Statements.

8 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Statements of Changes in Net Assets
	Ready Assets		Ready Assets
	U.S. Treasury Money Fund		U.S.A. Government Money Fund
	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	October 31, 2010	April 30,	October 31, 2010	April 30,
Increase (Decrease) in Net Assets:	(Unaudited)	2010	(Unaudited)	2010
Operations
Net realized gain	$ 2,467	$ 18,937	$ 491	$ 5,523
Net increase in net assets resulting from operations	2,467	18,937	491	5,523
Dividends and Distributions to Shareholders From
Net investment income	—	(107,142)	—	(10,234)
Net realized gain	(4,636)	(14,026)	(859)	(4,562)
Decrease in net assets resulting from dividends and distributions to shareholders	(4,636)	(121,168)	(859)	(14,796)
Capital Share Transactions
Net proceeds from sale of shares	100,167,737	300,310,448	113,908,649	317,962,893
Reinvestment of dividends and distributions	4,505	121,117	700	14,780
Cost of shares redeemed	(174,073,680)	(647,681,892)	(142,866,611)	(385,355,270)
Net decrease in net assets derived from capital share transactions	(73,901,438)	(347,250,327)	(28,957,262)	(67,377,597)
Net Assets
Total decrease in net assets	(73,903,607)	(347,352,558)	(28,957,630)	(67,386,870)
Beginning of period	409,720,062	757,072,620	109,424,957	176,811,827
End of period	$ 335,816,455	$ 409,720,062	$ 80,467,327	$ 109,424,957

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights					Ready Assets U.S. Treasury Money Fund
	Six Months		Period
	Ended	Year	December 1,
	October 31,	Ended	2008
	2010	April 30,	to April 30,		Year Ended November 30,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	—	0.0004	0.0155	0.0410	0.0396	0.0222
Net realized and unrealized gain (loss)	—	—	—	—	(0.0001)	—	0.0004
Net increase from investment operations	—	0.0000	0.0004	0.0155	0.0409	0.0396	0.0226
Dividends and distributions from:
Net investment income	—	(0.0003)	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0222)
Net realized gain	—	—	—	—	—	—	(0.0001)
Total dividends and distributions	—	(0.0003)	(0.0004)	(0.0155)	(0.0410)	(0.0396)	(0.0223)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.03%	0.04%[2]	1.55%	4.19%	4.04%	2.26%
Ratios to Average Net Assets
Total expenses	0.72%[3]	0.71%	0.75%[3]	0.73%	0.93%	0.97%	0.93%
Total expenses after fees waived and reimbursed	0.17%[3]	0.19%	0.32%[3]	0.38%	0.58%	0.62%	0.58%
Net investment income	0.00%[3]	0.00%	0.10%[3]	1.00%	3.91%	3.95%	2.23%
Supplemental Data
Net assets, end of period (000)	$ 335,816	$ 409,720	$ 757,073	$1,007,701	$ 148,902	$ 56,161	$ 55,181

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

10 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Financial Highlights				Ready Assets U.S.A. Government Money Fund
	Six Months		Period
	Ended	Year	September 1,
	October 31,	Ended	2008
	2010	April 30,	to April 30,		Year Ended August 31,
	(Unaudited)	2010	2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income	—	—	0.0013	0.0234	0.0437	0.0349	0.0153
Net realized and unrealized gain (loss)	—	—	—	—	0.0001	0.0003	(0.0001)
Net increase from investment operations	—	0.0000	0.0013	0.0234	0.0438	0.0352	0.0152
Dividends and distributions from:
Net investment income	—	(0.0001)	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)
Net realized gain	—	—	—	—	—	—	—
Total dividends and distributions	—	(0.0001)	(0.0013)	(0.0234)	(0.0437)	(0.0349)	(0.0153)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.14%[2]	2.40%	4.42%	3.55%	1.54%
Ratios to Average Net Assets
Total expenses	0.95%[3]	0.91%	0.87%[3]	0.88%	0.93%	0.92%	0.94%
Total expenses after fees waived and reimbursed	0.21%[3]	0.22%	0.49%[3]	0.88%	0.93%	0.92%	0.94%
Net investment income	0.00%[3]	0.00%	0.17%[3]	2.31%	4.37%	3.57%	1.50%
Supplemental Data
Net assets, end of period (000)	$ 80,467	$ 109,425	$ 176,812	$ 128,989	$ 122,474	$ 142,491	$ 106,745

1 Where applicable, total investment returns include the reinvestment of dividends and distributions.
2 Aggregate total investment return.
3 Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

Ready Assets U.S. Treasury Money Fund and Ready Assets U.S.A.
Government Money Fund (the “Funds”) are registered under the
Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Funds are organized as Massachusetts business trusts. The Funds’ financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP"), which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds fair value their financial instruments at market value. The Funds' securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discounts or premiums are recorded until the maturity of the security.
Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Repurchase Agreements: Ready Assets U.S.A. Government Money Fund
may invest in repurchase agreements. In a repurchase agreement, the
Fund purchases a security from a counterparty who agrees to repur-
chase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian or designated sub-custodi-
ans under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the trans-
actions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.
Interest income, including amortization of premium and accretion of discount on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The amount and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regu-
lated investment companies and to distribute substantially all of its tax-
able income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limita-
tions on the Funds' US federal tax returns remains open for each of the two years ended November 30, 2008 for Ready Assets U.S.Treasury
Money Fund, the two years ended August 31, 2008 for Ready Assets
U.S.A. Government Money Fund and the period ended April 30, 2009 and the year ended April 30, 2010 for each Fund. The statutes of lim-
itations on the Funds' state and local tax returns may remain open for an additional year depending upon the jurisdiction. There are no uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund.
Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Investment Advisory Agreement and Other Transactions
with Affiliates:

The PNC Financial Services Group, Inc. ("PNC"), Bank of America
Corporation ("BAC") and Barclays Bank PLC ("Barclays") are the largest stockholders of BlackRock, Inc. ("BlackRock"). Due to the ownership structure, PNC is an affiliate of the Funds for 1940 Act purposes, but
BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with
BlackRock Advisors, LLC (the “Manager”), the Funds' investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund's portfolio and provides the necessary per-
sonnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the
Manager a monthly fee at the following annual rates of each Fund’s average daily net assets as follows:

Ready Assets U.S. Treasury Money Fund	0.50%
Ready Assets U.S.A. Government Money Fund	0.45%

For Ready Assets U.S. Treasury Money Fund, the Manager voluntarily agreed to waive 0.35% of the investment advisory fee, resulting in an annual fee of 0.15% of the average daily net assets for the Fund. The

12 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Notes to Financial Statements (concluded)

Manager may discontinue or reduce this waiver at any time without notice. For the six months ended October 31, 2010, the Manager waived
$653,117 pursuant to this agreement, which is included in fees waived by advisor in the Statements of Operations.

The Manager entered into a sub-advisory agreement with BlackRock
Institutional Management Company (“BIMC”), an affiliate of the
Manager. The Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each
Fund to the Manager.

For the six months ended October 31, 2010, each Fund reimbursed the
Manager for certain accounting services, which are included in account-
ing services in the Statements of Operations. The reimbursements were as follows:

Ready Assets U.S. Treasury Money Fund	$4,143
Ready Assets U.S.A. Government Money Fund	$1,675

The Funds entered into a Distribution Agreement and Distribution and
Service Plan with BlackRock Investments, LLC (”BRIL“), an affiliate of
BlackRock. Pursuant to the Distribution and Service Plan and in accor-
dance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets.

The Manager and BRIL voluntarily agreed to waive management and distribution fees and reimburse operating expenses to enable the Funds to maintain a minimum daily net investment income dividend. These amounts are included in fees waived by advisor, distribution fees waived and expenses reimbursed by advisor in the Statements of Operations.
The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or trustees of the Funds are officers and/or direc-
tors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds' Chief Compliance Officer.

3. Market and Credit Risk:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market
(market risk) or failure of the issuer of a security to meet all its obliga-
tions (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affect-
ing the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and coun-
terparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds' exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the
Funds' Statements of Assets and Liabilities, less any collateral held by the Funds.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and dis-
tributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on each
Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees of Ready Assets U.S.A. Government Money Fund
(“U.S.A. Government Money Fund”) met on April 20, 2010 and May 18 –
19, 2010 to consider the approval of U.S.A. Government Money Fund’s investment advisory agreement (the “U.S.A. Government Money Fund
Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), its investment advisor. The Board also considered the approval of the sub-advisory agreement (the “U.S.A. Government Money Fund
Sub-Advisory Agreement”) between the Manager and BlackRock
Institutional Management Corporation (the “Sub-Advisor”), with respect to U.S.A. Government Money Fund.

The Board of Trustees of Ready Assets U.S. Treasury Money Fund (“U.S.
Treasury Money Fund”) met on April 20, 2010 and May 18 – 19, 2010
to consider the approval of U.S. Treasury Money Fund’s investment advi-
sory agreement (the “U.S. Treasury Money Fund Advisory Agreement”)
with the Manager, as its investment advisor. The Board also considered the approval of the sub-advisory agreement (the “U.S. Treasury Money
Fund Sub-Advisory Agreement”) between the Manager and BlackRock
Institutional Management Corporation (previously defined as the “Sub-
Advisor”), with respect to U.S. Treasury Money Fund.

U.S.A. Government Money Fund and U.S. Treasury Money Fund are
referred to herein individually as a “Fund” or collectively as the “Funds.”
The Manager and the Sub-Advisor are referred to herein as “BlackRock.”
The U.S.A. Government Money Fund Advisory Agreement and the U.S.
Treasury Money Fund Advisory Agreement are referred to herein indi-
vidually as an “Advisory Agreement” or collectively as the “Advisory
Agreements,” the U.S.A. Government Money Fund Sub-Advisory Agree-
ment and the U.S. Treasury Money Fund Sub-Advisory Agreement are
referred to herein individually as a “Sub-Advisory Agreement” or collec-
tively as the “Sub-Advisory Agreements” and the Advisory Agreements
and the Sub-Advisory Agreements are referred to herein individually as an “Agreement” or collectively as the “Agreements.” For simplicity, the
Board of Trustees of U.S.A. Government Money Fund together with the
Board of Trustees of U.S. Treasury Money Fund are herein referred to individually as the “Board” and collectively as the “Boards” and the members are referred to as “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not
“interested persons” of either Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Board Members”). The Board Members are responsible for the oversight of the operations of the Funds, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940
Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a

Governance and Nominating Committee, a Compliance Committee,
a Performance Oversight and Contract Committee and an Executive
Committee, each of which is composed of Independent Board Members
(except for the Executive Committee, which also has one interested
Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the con-
tinuation of the Agreements on an annual basis. In connection with this process, each Board assessed, among other things, the nature, scope and quality of the services provided to the relevant Fund by the person-
nel of BlackRock and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting applicable legal and regulatory requirements.

From time to time throughout the year, each Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the relevant Fund and its shareholders, as applicable. Among the matters the Boards considered, with respect to each Fund, were:
(a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, admin-
istration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the
Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates;
(g) BlackRock’s and other service providers’ internal controls;
(h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of contractual and actual management fees for products with similar investment objectives across the open-end fund and institutional account product channels, as applicable; and (l) periodic updates on
BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 20, 2010 meeting, the Boards requested and received materials specifically relating to the Agreements.
The Boards are engaged in a process with BlackRock to periodically review the nature and scope of the information provided to better assist

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the relevant Fund, and the investment performance of the relevant Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”);
(b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional clients, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the relevant Fund to BlackRock; (f) sales and redemption data regarding the relevant Fund’s shares; and (g) if applicable, a comparison of manage-
ment fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 20, 2010, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 20, 2010 meeting, the
Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 18 – 19, 2010 Board meeting.

At an in-person meeting held on May 18 – 19, 2010, the Board of each Fund, including the Independent Board Members, unanimously approved, with respect to the relevant Fund, the continuation of the
Advisory Agreement between the Manager and the Fund and the Sub-
Advisory Agreement between the Manager and the Sub-Advisor with respect to the Fund, each for a one-year term ending June 30, 2011. In approving the continuation of the Agreements, each Board considered:
(a) the nature, extent and quality of the services provided by BlackRock;
(b) the investment performance of the relevant Fund and BlackRock; (c)
the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the relevant
Fund; (d) economies of scale; and (e) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of the applicable Fund’s shares, services related to the valuation and pricing of the applicable Fund’s portfolio holdings, direct and indirect benefits to BlackRock and its affiliates and significant shareholders from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Boards noted the willing-
ness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:
Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the applicable Fund. Throughout the year, each Board compared the per-
formance of the applicable Fund to the performance of a comparable group of mutual funds, and the performance of a relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. Each Board also reviewed the materials provided by the appli-
cable Fund’s portfolio management team discussing the performance of the applicable Fund and the investment objective, strategies and outlook of the applicable Fund.

Each Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the applicable Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management per-
sonnel. Each Board also reviewed a general description of BlackRock’s compensation structure with respect to the applicable Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the
Funds. BlackRock and its affiliates and significant shareholders provide the Funds with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In addition to investment advisory services,
BlackRock and its affiliates provide the Funds with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing
Board meetings and preparing the materials for such Board meetings;
(v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of each of the
Funds, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of
BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

B. The Investment Performance of the Funds and BlackRock: The
Boards, including the Independent Board Members, also reviewed and considered the performance history of the Funds. In preparation for the
April 20, 2010 meeting, the Boards were provided with reports, inde-
pendently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connec-
tion with its review, the Boards received and reviewed information regard-
ing the investment performance of the applicable Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the relevant Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. Each Board regularly reviews the performance of the
Fund throughout the year. Each Board attaches more importance to per-
formance over relatively long periods of time, typically three to five years.

The Board of the U.S.A. Government Money Fund noted that the Fund performed below the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, the Fund may invest in short-term securities issued or guaranteed by the U.S. Government and repurchase agree-
ments with respect to such obligations, including securities issued by the Government National Mortgage Association (GNMA). The ability to invest in GNMA securities excludes the Fund from the Lipper Treasury
Money Market Funds classification. Therefore, the Fund is included in the Lipper U.S. Government Money Market Funds classification, which also includes money market funds investing in U.S. Government Agency obligations (such as obligations of the Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation), that typically offer much higher yields.

The Board of the U.S.A. Government Money Fund and BlackRock dis-
cussed BlackRock’s strategy for improving the Fund’s performance and
BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund's performance.

The Board of the U.S. Treasury Fund noted that although the Fund underperformed its Peers in two of the one-, three- and five-year periods reported, underperformance for at least one of the periods was within
5% of the Lipper Performance Universe median return of its Peers. The
Board and BlackRock discussed BlackRock’s strategy for improving the
Fund’s performance and BlackRock’s commitment to providing the resources necessary to assist the Fund’s portfolio managers and to improve the Fund's performance.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from their
Relationship with the Funds: Each Board, including the Independent
Board Members, reviewed the applicable Fund’s contractual advisory fee rate compared with the other funds in its Lipper category. It also compared the applicable Fund’s total expenses, as well as actual management fees, to those of other funds in its Lipper category. Each
Board considered the services provided and the fees charged by
BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it pro-
vided the Funds. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Boards reviewed
BlackRock’s profitability with respect to the Funds and other funds the
Boards currently oversee for the year ended December 31, 2009 com-
pared to available aggregate profitability data provided for the year ended December 31, 2008. The Boards reviewed BlackRock’s profit-
ability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory prod-
ucts. The Boards recognized that profitability may be affected by numer-
ous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information was available, the Boards considered
BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. That data indicates that operating margins for BlackRock with respect to its registered funds are generally consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing
BlackRock’s operating margin with that of other publicly-traded asset management firms. That third party data indicates that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, each Board considered the cost of the services provided to the applicable Fund by BlackRock, and BlackRock’s and its affiliates’
profits relating to the management and distribution of the applicable
Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in

16 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

allocating its costs to the management of the applicable Fund. Each
Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the applicable Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board of U.S.A. Government Money Fund noted that the Fund’s contractual advisory fee rate was lower than or equal to the median contractual advisory fee rate paid by the Fund's Peers, in each case before taking into account any expense reimbursements or fee waivers.

The Board of U.S. Treasury Money Fund noted the Fund’s contractual advisory fee rate was above the median contractual advisory fee rate paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Fund’s actual advisory fee rate, after giving effect to any expense reimbursements or fee waivers by BlackRock, and/or other parties if applicable, was lower than or equal to the median actual advi-
sory fee rate paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers. Additionally, the Board noted that
BlackRock has voluntarily agreed to waive advisory fees for the Fund.

The Boards further noted that BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: Each Board, including the Independent Board
Members, considered the extent to which economies of scale might be realized as the assets of the applicable Fund increase. Each Board also considered the extent to which the applicable Fund benefits from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the asset level of the Fund.

E. Other Factors Deemed Relevant by the Board Members: Each Board,
including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and signifi-
cant shareholders may derive from their respective relationships with the applicable Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other port-
folios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates and significant shareholders as service providers to the applicable Fund, including for administrative, transfer agency and distribution services. Each Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. Each Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain mutual fund transactions to assist in managing all or a number of its other client accounts. Each
Board further noted that BlackRock completed the acquisition of a com-
plex of exchange-traded funds (“ETFs”) on December 1, 2009, and that
BlackRock’s funds may invest in such ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreements, each Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Boards noted the competitive nature of the open-end fund market-
place, and that shareholders of each Fund are able to redeem their
Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of each Fund, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement, between the Manager and the Fund for a one-year term ending June 30,
2011 and the Sub-Advisory Agreement between the Manager and the
Sub-Advisor, with respect to each Fund, for a one-year term ending June
30, 2011. Based upon its evaluation of all of the aforementioned factors in their totality, each Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The
Independent Board Members were also assisted by the advice of inde-
pendent legal counsel in making this determination. The contractual fee arrangements for each applicable Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board
Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Officers and Trustees

Ronald W. Forbes, Co-Chair of the Board and Trustee
Rodney D. Johnson, Co-Chair of the Board and Trustee
David O. Beim, Trustee
Richard S. Davis, Trustee
Henry Gabbay, Trustee
Dr. Matina S. Horner, Trustee
Herbert I. London, Trustee and Member of the Audit Committee
Cynthia A. Montgomery, Trustee
Joseph P. Platt, Trustee
Robert C. Robb, Jr., Trustee
Toby Rosenblatt, Trustee
Kenneth L. Urish, Chair of the Audit Committee and Trustee
Frederick W. Winter, Trustee and Member of the Audit Committee
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, Vice President
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Brian Schmidt, Vice President
Christopher Stavrakos, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Institutional Management Corporation
Wilmington, DE 19809

Custodian
The Bank of New York Mellon
New York, NY 10286

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

Effective September 24, 2010, John M. Perlowski became
President and Chief Executive Officer of the Funds.

18 SEMI-ANNUAL REPORT

OCTOBER 31, 2010

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website (http://www.blackrock.com/
moneymarketreports) or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospec-
tuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and elimi-
nate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Portfolio Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Funds’ Form N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling (800) 626-1960; (2) at
http://www.blackrock.com; and (3) on the SEC’s website at
http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
http://www.blackrock.com or by calling (800) 626-1960 and (2) on the
SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and for-
mer fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regula-
tions require BlackRock to provide you with additional or different pri-
vacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service
Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those
BlackRock employees with a legitimate business need for the informa-
tion. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its
Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT

OCTOBER 31, 2010

This report is transmitted to shareholders only. It is not

authorized for use as an offer of sale or solicitation of an offer to buy shares of a Fund unless accompanied or

preceded by the Fund’s current prospectus. An investment

in the Fund is not insured or guaranteed by the Federal

Deposit Insurance Corporation or any other government

agency. Although each Fund seeks to preserve the value of

your investment at $1.00 per share, it is possible to lose

money by investing in a Fund. Total return information

assumes reinvestment of all distributions. Past performance

results shown in this report should not be considered a

representation of future performance. For current month-

end performance information, call (800) 626-1960. A Fund’s

current 7-day yield more closely reflects the current earn-

ings of the Fund than the total returns quoted. Statements

and other information herein are as dated and are subject

to change.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ready Assets U.S. Treasury Money Fund

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
Ready Assets U.S. Treasury Money Fund

Date: January 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 5, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Ready Assets U.S. Treasury Money Fund

Date: January 5, 2011